Segmental analysis - Total revenue (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segmental analysis
Total revenue	£ 15,408	£ 14,906
Retail Banking
Segmental analysis
Total revenue	5,312	4,916
Private Banking
Segmental analysis
Total revenue	634	617
Commercial & Institutional
Segmental analysis
Total revenue	6,631	6,729
Central items & other
Segmental analysis
Total revenue	2,831	2,644
Inter-segmental | Retail Banking
Segmental analysis
Total revenue	(7)	(6)
Inter-segmental | Private Banking
Segmental analysis
Total revenue	(691)	(774)
Inter-segmental | Commercial & Institutional
Segmental analysis
Total revenue	665	794
Inter-segmental | Central items & other
Segmental analysis
Total revenue	33	(14)
Operating segment
Segmental analysis
Total revenue	15,408	14,906
Operating segment | Retail Banking
Segmental analysis
Total revenue	5,319	4,922
Operating segment | Private Banking
Segmental analysis
Total revenue	1,325	1,391
Operating segment | Commercial & Institutional
Segmental analysis
Total revenue	5,966	5,935
Operating segment | Central items & other
Segmental analysis
Total revenue	£ 2,798	£ 2,658